Note 2 - Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives [Table Text Block]
Years
Building and improvements	5 - 50
Furnishings and equipment	3 – 7
Leasehold improvements	Shorter of useful life or term of lease